Risk Management (Details) - Schedule of Liquidity Coverage Ratio	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [abstract]
LCR	188.00%	191.00%